Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Convertible Notes Payable {1}
Convertible Notes Payable

Convertible Notes payable consisted of the following as of June 30, 2014 and December 31, 2013:

	InterestRate	Maturity	June 30,2014	December31,2013

Dart Union	6%	On demand	$-	$20,000
Dart Union	6%	On demand	-	25,000
Dart Union	6%	On demand	-	20,000
Accrued Interest			-	4,221
Total Dart Union			-	69,221

JMJ Financial	12%	July 1, 2014	-	97,440
JMJ Financial	12%	September 25, 2014	-	64,960
JMJ Financial	12%	December 8, 2014	-	64,960
Unamortized debt discount, fees and interest expense			-	(36,306)
Total JMJ Financial			-	191,054

Asher Enterprises	8%	May 1, 2014	-	53,000
Asher Enterprises	8%	June 6, 2014	-	42,500
Asher Enterprises	8%	July 7, 2014	-	32,500
Accrued Interest			-	3,545
Total Asher Enterprises			-	131,545

Gel Properties	6%	August 1, 2014	-	52,500
Gel Properties	6%	June 1, 2014	-	-
Gel Properties	6%	August 1, 2014	-	-
Accrued Interest			-	1,320
Total Gel Properties			-	53,820

Vista Capital Investments	12%	September 4, 2014	-	30,800
Vista Capital Investments	12%	December 18, 2014	-	30,800
Unamortized debt discount and interest expense			-	(9,544)
Total Vista Capital Investments			-	52,056

LG Capital Funding, LLC	12%	June 20, 2014	-	63,448
Unamortized debt discount and interest expense			-	(14,269)
Total LG Capital Funding, LLC			-	49,179

Tonaquint, Inc.	10%	October 11, 2014	48,150	155,650
Unamortized debt discount and interest expense			(3,732)	(33,638)
Total Tonaquint, Inc.			44,418	122,012

Total Short-Term Notes Payable			$44,418	$668,887

Convertible Notes Payable.

Convertible Notes payable consisted of the following as of December 31, 2013:

Description	Interest Rate	Maturity	December 31, 2013

Dart Union	6%	On demand	$20,000
Dart Union	6%	On demand	25,000
Dart Union	6%	January 7, 2014	20,000
Accrued Interest			4,221
Total Dart Union			69,221

JMJ Financial	12%	July 1, 2014	97,440
JMJ Financial	12%	September 25, 2014	64,960
JMJ Financial	12%	December 8, 2014	64,960
Unamortized debt discount, fees and interest expense			(36,306)
Total JMJ Financial			191,054

Asher Enterprises	8%	May 1, 2014	53,000
Asher Enterprises	8%	June 6, 2014	42,500
Asher Enterprises	8%	July 7, 2014	32,500
Accrued Interest			3,545
Total Asher Enterprises			131,545

Gel Properties	6%	August 1, 2014	52,500
Accrued Interest			1,320
Total Gel Properties			53,820
	`
Vista Capital Investments	12%	September 4, 2014	30,800
Vista Capital Investments	12%	December 18, 2014	30,800
Unamortized debt discount and interest expense			(9,544)
Total Vista Capital Investments			52,056

LG Capital Funding, LLC	12%	June 20, 2014	63,448
Unamortized debt discount and interest expense			(14,269)
Total LG Capital Funding, LLC			49,179

Tonaquint, Inc.	10%	October 11, 2014	155,650
Unamortized debt discount and interest expense			(33,638)
Total Tonaquint, Inc.			122,012

Total Short-Term Notes Payable			$668,887